SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of basic and diluted loss per common share

Basic and diluted net loss per share are calculated as follows (in thousands, except per share amounts):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Net loss	$(261,726)	$(117,285)	$(1,009,678)	$(246,868)
Deemed dividend related to the issuance of Series E convertible preferred shares	—	—	(2,167,332)	—
Net loss attributable to common shareholders	$(261,726)	$(117,285)	$(3,177,010)	$(246,868)

Weighted-average shares outstanding — basic and diluted	13,728,639	8,319,168	13,042,653	8,117,746

Net loss per share:
Basic and diluted	$(19.06)	$(14.10)	$(243.59)	$(30.41)

Basic and diluted net loss per share are calculated as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2020	2019
Basic and diluted net loss per share
Numerator:
Net loss	$(719,380)	$(277,357)
Deemed contribution related to repurchase of Series B convertible preferred shares	1,000	—
Deemed contribution related to repurchase of Series C convertible preferred shares	12,784	7,935
Net loss attributable to common shareholders	$(705,596)	$(269,422)
Denominator:
Weighted-average shares outstanding – basic	9,389,540	7,789,421
Effect of dilutive potential common shares from share options, share awards and employee share purchase plan	—	—
Weighted-average shares outstanding – diluted	9,389,540	7,789,421
Net loss per share:
Basic	$(75.15)	$(34.59)
Diluted	$(75.15)	$(34.59)

Churchill Capital Corp IV
Schedule of basic and diluted loss per common share

The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

			For the Period
			From April 30,
			2020
	Three Months	Six Months	(inception)
	Ended	Ended	through
	June 30,	June 30,	June 30,
	2021	2021	2020
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$27,453	$204,779	$—
Unrealized gain on investments held in Trust Account	(3,956)	—	—
Less: Company’s portion available to be withdrawn to pay taxes	(23,497)	(129,310)	—
Less: Company’s portion available to be withdrawn for working capital purposes	—	(75,469)	—
Net income allocable to Class A common stock subject to possible redemption	$—	$—	$—
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	207,000,000	201,682,674	—
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.00	$0.00	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(588,819,915)	$(1,460,618,073)	$(1,000)
Less: Income allocable to Class A common stock subject to possible redemption	—	—	—
Non-Redeemable Net Loss	$(588,819,915)	$(1,460,618,073)	$(1,000)
Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	51,750,000	58,496,884	45,000,000
Basic and diluted net loss per share, Non-redeemable Common stock	$(11.38)	$(24.97)	$(0.00)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the
Period from
April 30, 2020
(inception)
through
December 31,
2020
Class A Common Stock Subject to Possible Redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$475,781
Unrealized gain on investments held in Trust Account	4,159
Less: Company’s portion available to be withdrawn to pay taxes	(193,315)
Less: Company’s portion available to be withdrawn for working capital purposes	(286,625)
Net income allocable to Class A common stock subject to possible redemption	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.00
Non-Redeemable Common Stock
Numerator: Net loss minus net earnings
Net loss	$(63,467,875)
Less: Net income allocable to Class A common stock subject to possible redemption	—
Non-redeemable net loss	$(63,467,875)
Denominator: Weighted average non-redeemable Class B common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Class B common stock	62,139,949
Basic and diluted net loss per share, Non-redeemable Class B common stock	$(1.02)